SCHEDULE OF INVESTMENTS (000)*

December 31, 2021 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

COMMON STOCK

France — 12.2%

Alstom S.A.	5,412	$191

AXA SA	8,954	265

Sanofi	2,873	287

		743

Germany — 3.9%

RWE AG	1,512	61

SAP SE	1,246	174

		235

Italy — 6.6%

Enel SpA	14,189	113

UniCredit SpA	18,698	285

		398

Japan — 2.8%

FANUC Corp.	800	170

Netherlands — 2.2%

Akzo Nobel NV	1,240	135

South Korea — 5.2%

Samsung Electronics Co. Ltd.	4,822	317

Spain — 2.4%

CaixaBank SA	53,895	146

Switzerland — 12.0%

Novartis AG	3,328	292

Roche Holding AG	711	294

Zurich Insurance Group AG	326	142

		728

United States — 50.3%

Alphabet Inc., Class C1	114	330

Ashland Global Holdings Inc.	2,533	273

Berry Global Group Inc.[1]	2,662	197

Booking Holdings Inc.[1]	69	165

Carrier Global Corp.	3,206	174

Essent Group Ltd.	6,380	290

Exelon Corp.	3,048	176

Fiserv Inc.[1]	2,860	297

Genpact Ltd.	5,660	301

Las Vegas Sands Corp.[1]	7,086	267

Quest Diagnostics Inc.	1,059	183

Sabre Corp.[1]	20,772	178

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2021 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

United States — (continued)

Westrock Co.	4,967	$220

		3,051

Total Common Stock

(Cost $5,481) — 97.6%		5,923

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.026% **	153,544	154

Total Short-Term Investment

(Cost $154) — 2.5%		154

Total Investments — 100.1%

(Cost $5,635)		6,077

Liabilities in Excess of Other Assets — (0.1)%		(9)

Net Assets — 100.0%		$6,068

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
1	Non-income producing security.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
France	$—	$743	$—	$743
Germany	—	235	—	235
Italy	—	398	—	398
Japan	—	170	—	170
Netherlands	—	135	—	135
South Korea	—	317	—	317
Spain	—	146	—	146
Switzerland	—	728	—	728
United States	3,051	—	—	3,051

Total Common Stock	3,051	2,872	—	5,923

Short-Term Investment	154	—	—	154

Total Investments in Securities	$3,205	$2,872	$—	$6,077

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-007-0300